CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017
Noncurrent assets [abstract]
Property, plant and equipment	$ 67,498	$ 66,052	$ 63,637	$ 61,616
Intangible assets	9,798	9,379	8,621	9,271
Equity accounted investments	2,670	2,640	2,551	2,230
Deferred tax assets	2,655	2,428	2,441	2,245
Pension assets	1,177	1,246	1,306	921
Derivative financial instruments	1,112	1,511	1,603	1,829
Financial investments	2,679	2,959	2,841	2,768
Prepayments and financial receivables	1,328	968	912	890
Total non-current assets	88,918	87,183	83,911	81,769
Current assets [abstract]
Inventories	3,426	2,832	3,398	2,882
Trade and other receivables	9,566	8,937	9,425	6,991
Derivative financial instruments	366	175	159	271
Financial investments	6,024	6,006	8,448	13,500
Cash and cash equivalents	6,078	8,932	4,390	5,083
Total current assets	25,460	26,881	25,820	28,727
Assets classified as held for sale	0	1,385	1,369	0
Total assets	114,378	115,449	111,100	110,496
Equity [abstract]
Shareholders equity	41,019	42,590	39,861	37,882
Non-controlling interests	25	26	24	29
Total equity	41,043	42,616	39,885	37,911
Noncurrent liabilities [abstract]
Finance debt	23,852	24,607	24,183	26,669
Deferred tax liabilities	8,393	8,579	7,654	7,619
Pension liabilities	3,984	4,137	3,904	3,526
Provisions	16,500	15,456	15,557	14,295
Derivative financial instruments	1,023	757	900	1,114
Total non-current liabilities	53,752	53,536	52,198	53,224
Current liabilities [abstract]
Trade, other payables and provisions	9,883	9,814	9,736	8,442
Current tax payable	5,519	5,881	4,057	4,253
Finance debt	2,611	3,224	4,091	5,508
Dividend payable	766	0	729	721
Derivative financial instruments	805	378	403	436
Total current liabilities	19,583	19,297		19,361
Liabilities directly associated with the assets classified as held for sale	0	0		0
Total liabilities	73,335	72,833	71,213	72,585
Total equity and liabilities	$ 114,378	$ 115,449	$ 111,100	$ 110,496